Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
HSBC U.S. Government Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	FTRXX
HSBC U.S. Government Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUMXX
HSBC U.S. Government Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HGDXX
HSBC U.S. Government Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HGEXX
HSBC U.S. Government Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HGIXX
HSBC U.S. Government Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HGGXX
HSBC U.S. Government Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HGFXX
HSBC U.S. Government Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	RGYXX
HSBC U.S. Treasury Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	HWAXX
HSBC U.S. Treasury Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUCXX
HSBC U.S. Treasury Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HTDXX
HSBC U.S. Treasury Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HTEXX
HSBC U.S. Treasury Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIXX
HSBC U.S. Treasury Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HTGXX
HSBC U.S. Treasury Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HTFXX
HSBC U.S. Treasury Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	HTYXX
HSBC Opportunity Fund | Class A Shares
Risk/Return:
Trading Symbol	HSOAX
HSBC Opportunity Fund | Class B Shares
Risk/Return:
Trading Symbol	HOPBX
HSBC Opportunity Fund | Class C Shares
Risk/Return:
Trading Symbol	HOPCX
HSBC Opportunity Fund Class I | Class I Shares
Risk/Return:
Trading Symbol	RESCX
HSBC EMERGING MARKETS DEBT FUND | Class A Shares
Risk/Return:
Trading Symbol	HCGAX
HSBC EMERGING MARKETS DEBT FUND | Class I Shares
Risk/Return:
Trading Symbol	HCGIX
HSBC Frontier Markets Fund | Class A Shares
Risk/Return:
Trading Symbol	HSFAX
HSBC Frontier Markets Fund | Class I Shares
Risk/Return:
Trading Symbol	HSFIX
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class A Shares
Risk/Return:
Trading Symbol	HAJAX
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class I Shares
Risk/Return:
Trading Symbol	HAJIX
HSBC Global High Yield Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HBYAX
HSBC Global High Yield Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HBYIX
HSBC Global High Income Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HBIAX
HSBC Global High Income Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIIX
HSBC Euro High Yield Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HEYAX
HSBC Euro High Yield Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HEYIX